World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	393,444,244.78	24,226
Yield Supplement Overcollateralization Amount at 11/30/15	6,875,420.03	0
Receivables Balance at 11/30/15	400,319,664.81	24,226
Principal Payments	17,121,536.38	632
Defaulted Receivables	865,820.12	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	6,438,095.06	0
Pool Balance at 12/31/15	375,894,213.25	23,540

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	43.03%

Prepayment ABS Speed	1.51%

Overcollateralization Target Amount	16,915,239.60
Actual Overcollateralization	16,915,239.60

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	4.65%
Weighted Average Remaining Term	44.45

Delinquent Receivables:
Past Due 31-60 days	6,414,163.28	353
Past Due 61-90 days	1,461,697.42	91
Past Due 91-120 days	398,721.16	26
Past Due 121 + days	0.00	0
Total	8,274,581.86	470

Total 31+ Delinquent as % Ending Pool Balance	2.20%

Recoveries	393,565.42

Aggregate Net Losses/(Gains) - December 2015	472,254.70

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.42%
Prior Period Net Loss Ratio	1.42%
Second Prior Period Net Loss Ratio	1.18%
Third Prior Period Net Loss Ratio	1.15%
Four Month Average	1.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	18,757,633.76
Advances	2,732.70
Investment Earnings on Cash Accounts	2,529.35
Servicing Fee	(333,599.72)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,429,296.09

Distributions of Available Funds
(1) Class A Interest	330,695.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,760,280.11
(7) Distribution to Certificateholders	1,311,605.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,429,296.09

Servicing Fee	333,599.72
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 12/15/15	375,739,253.76
Principal Paid	16,760,280.11
Note Balance @ 01/15/16	358,978,973.65

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-3
Note Balance @ 12/15/15	255,589,253.76
Principal Paid	16,760,280.11
Note Balance @ 01/15/16	238,828,973.65
Note Factor @ 01/15/16	92.9295617%

Class A-4
Note Balance @ 12/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	102,340,000.00
Note Factor @ 01/15/16	100.0000000%

Class B
Note Balance @ 12/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	17,810,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	357,410.08
Total Principal Paid	16,760,280.11
Total Paid	17,117,690.19

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	200,211.58
Principal Paid	16,760,280.11
Total Paid to A-3 Holders	16,960,491.69

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4209034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7377143
Total Distribution Amount	20.1586177

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7790334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.2150977
Total A-3 Distribution Amount	65.9941311

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	69,560.53
Balance as of 12/31/15	72,293.23
Change	2,732.70

Reserve Account
Balance as of 12/15/15	2,171,744.40
Investment Earnings	276.83
Investment Earnings Paid	(276.83)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40